Fair Value Measurements and Financial Instruments Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Notes Receivable, Fair Value Disclosure	$ 897,685	$ 822,261
Payment Activity | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease	818,809	575,163
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	8,092	15,694
Credit Quality Indicator Other Internal Metrics [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Due from Affiliates	$ 70,784	$ 231,404